Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Reserves at Reporting Date

Reserves at the reporting date are as follows:

(In millions of won)
	December 31, 2016		December 31, 2017
Foreign currency translation differences for foreign operations	~~W~~	(59,042)	(259,749)
Other comprehensive loss from associates and joint venture (excluding remeasurements of net defined benefit liabilities)		(29,436)	(28,531)

	~~W~~	(88,478)	(288,280)

Change in Reserves

The movement in reserves for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)
	Net change in fair value of available-for- sale financial assets		Foreign currency translation differences for foreign operations	Other comprehensive income (loss) from associates (excluding remeasurements)	Total
January 1, 2015	~~W~~	276	(20,923)	(43,196)	(63,843)
Change in reserves		(218)	39,119	19,176	58,077
December 31, 2015		58	18,196	(24,020)	(5,766)
January 1, 2016		58	18,196	(24,020)	(5,766)
Change in reserves		(58)	(77,238)	(5,416)	(82,712)
December 31, 2016		—	(59,042)	(29,436)	(88,478)
January 1, 2017		—	(59,042)	(29,436)	(88,478)
Change in reserves		—	(200,707)	905	(199,802)
December 31, 2017		—	(259,749)	(28,531)	(288,280)